Accounts Receivable	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Accounts Receivable

Note 5. Accounts Receivable

At December 31, 2023 and 2022, accounts receivable was $0 and $52,761, respectively. EAWC-TV has an unpaid balance on the equipment of $52,761, which represents the majority of the balance of the Company’s outstanding accounts receivable as of December 31, 2022. Ralph Hofmeier owns 5% of the issued and outstanding stock of EAWC-TV and, other than the right to vote on issues presented to stockholders, he has no control over the management or operations of the company. The Company came into agreement with EAWC TV and wrote off the unpaid balance of $52,761 during the year ended December 31, 2023.